UNITED STATES OF AMERICA BEFORE THE
SECURITIES AND EXCHANGE COMMISSION


INVESTMENT COMPANY ACT OF 1940
Release No. 29172  March 10, 2010 In the Matter of

iShares Trust iShares, Inc.
c/o State Street Bank and Trust Company
 200 Clarendon Street
Boston, MA 02116

BlackRock Fund Advisors
 400 Howard Street
San Francisco, CA 94105

BlackRock Advisors, LLC BlackRock Capital Management, Inc.
BlackRock Institutional Management Corporation
 100 Bellevue Parkway
Wilmington, DE 19809

BlackRock Financial Management, Inc.
 55 East 52nd Street
New York, NY 10055

BlackRock International Limited
 40 Torpichen Street
Edinburgh EH3 8JB United Kingdom

BlackRock Investment Management, LLC
 800 Scudders Mill Road
Plansboro, NJ 08536

(812-13570)


ORDER UNDER SECTION 12(d)(1)(J) OF THE INVESTMENT
 COMPANY ACT OF 1940

iShares Trust, iShares, Inc., BlackRock Fund Advisors,
 BlackRock Advisors, LLC, BlackRock Capital Management,
 Inc., BlackRock Institutional Management Corporation, BlackRock Financial Management, Inc., BlackRockInternational Limited, and BlackRock Investment Management, LLC filed an application on August 29, 2008, and amendments to the application on February 27, 2009, October 14, 2009, January 25, 2010, and February 26, 2010. The application requested an order ("Order") to amend a prior order under section 12(d)(1)(J) of the Investment Company Act of 1940 ("Act") for an exemption from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act ("Original Order").1

The Original Order permits certain registered open-end management investment companies ("Investing Management Companies") and unit investment trusts ("Investing UITs, collectively with Investing Management Companies,
 "Investing Funds") to acquire shares of other registered open-end management investment companies and unit investment trusts ("UITs") that operate as exchange-traded funds ("ETFs") and are outside the same group of investment companies as the Investing Funds. The Order modifies certain conditions of the Original Order to permit: (a) Investing Management Companies that are subadvised by an investment adviser to such ETFs (or an affiliated person of the investment adviser) to acquire shares of the ETFs, and (b) Investing Funds to acquire shares of a series of iShares Trust that carries out its investment strategies by investing in a wholly owned subsidiary.

On February 16, 2010, a notice of the filing of the application was issued (Investment Company Act Release No. 29129). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is consistent with the public interest and the protection of investors.

Accordingly, in the matter of iShares Trust, et al.
 (File No. 812-13570),

IT IS ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption from sections 12(d)(1)(A) and (B) of the Act is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.


Florence E. Harmon Deputy Secretary


1 iShares Trust, et al., Investment Company Act Release Nos.
 25969 (Mar. 21, 2003) (notice) and 26006 (Apr. 15, 2003)
 (order).